Schedule of Basic and Diluted Earnings per Common Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income attributable to Watsco, Inc. shareholders	$ 14,760		$ 41,005		$ 39,103		$ 8,466		$ 13,380		$ 33,547		$ 36,023		$ 7,500		$ 103,334		$ 90,450		$ 80,760
Less: distributed and undistributed earnings allocated to non-vested (restricted) common stock - basic																	17,656		6,045		4,775
Earnings allocated to Watsco, Inc. shareholders - basic																	85,678		84,405		75,985
Weighted-average Common and Class B common shares outstanding for basic earnings per share																	31,680,187		30,678,206		30,467,212
Basic earnings per share for Common and Class B common stock	$ 0.04	[1],[2]	$ 1.19	[1],[2]	$ 1.15	[1],[2]	$ 0.23	[1],[2]	$ 0.39	[1]	$ 1.02	[1]	$ 1.09	[1]	$ 0.21	[1]	$ 2.70	[1],[2]	$ 2.75	[1]	$ 2.49
Net income attributable to Watsco, Inc. shareholders	14,760		41,005		39,103		8,466		13,380		33,547		36,023		7,500		103,334		90,450		80,760
Less: distributed and undistributed earnings allocated to non-vested (restricted) common stock - diluted																	17,656		6,042		4,772
Earnings allocated to Watsco, Inc. shareholders - diluted																	85,678		84,408		75,988
Weighted-average Common and Class B common shares outstanding for basic earnings per share																	31,680,187		30,678,206		30,467,212
Effect of dilutive stock options																	64,212		75,085		111,396
Weighted-average Common and Class B common shares outstanding for diluted earnings per share																	31,744,399		30,753,291		30,578,608
Diluted earnings per share for Common and Class B common stock	$ 0.04	[1],[2]	$ 1.19	[1],[2]	$ 1.15	[1],[2]	$ 0.23	[1],[2]	$ 0.39	[1]	$ 1.02	[1]	$ 1.09	[1]	$ 0.21	[1]	$ 2.70	[1],[2]	$ 2.74	[1]	$ 2.49
Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings allocated to Watsco, Inc. shareholders - basic																	78,359		76,574		68,856
Class B Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings allocated to Watsco, Inc. shareholders - basic																	$ 7,319		$ 7,831		$ 7,129

[1]	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.
[2]	On October 31, 2012, we paid a special dividend of $5.00 per share of Common and Class B common stock that resulted in a $0.37 per share and $0.33 per share reduction in diluted earnings per share for the quarter and year ended December 31, 2012, respectively.